Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2024	December 31, 2023
Receivable from contracts with customers	117,824	88,544
Receivable from contracts with customers - TI Pool	56,568	169,339
Accrued income	9,237	13,706
Accrued interest	236	1,352
Deferred charges	45,072	17,601
Deferred fulfillment costs	1,126	2,278
Other receivables	3,691	11,414
Lease receivables	1,263	1,591
Derivatives	866	1,286
Total trade and other receivables	235,883	307,111